Schedule of income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total current tax	$ (12)	$ 139
Total deferred tax	(1,606)	552	(1,603)
Total income tax	(1,618)	691	(1,603)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Total income tax
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax	(12)	139
Total deferred tax	(1,606)	552	(1,603)
Total income tax	(1,618)	691	(1,603)
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Country of domicile [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Country of domicile [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Total current tax	(12)	139
Total deferred tax	(1,606)	552	(1,603)
Foreign countries [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Foreign countries [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax	(12)	139
Total deferred tax	$ (1,606)	$ 552	$ (1,603)